OPERATING PROFIT (Tables)	12 Months Ended
Dec. 31, 2019
GROUP INCOME STATEMENT
Schedule of expenses

	2019	2018	2017
	$ million	$ million	$ million
Revenue	5,138	4,904	4,765
Cost of goods sold[1]	(1,338)	(1,298)	(1,248)
Gross profit	3,800	3,606	3,517
Research and development expenses[2]	(292)	(246)	(223)
Selling, general and administrative expenses:
Marketing, selling and distribution expenses	(1,911)	(1,820)	(1,781)
Administrative expenses[3,4,5,6]	(782)	(677)	(579)
	(2,693)	(2,497)	(2,360)
Operating profit	815	863	934
1	2019 includes $5m charge relating to legal and other items and $7m charge relating to restructuring and rationalisation expenses (2018: $4m of legal and other items, 2017: $nil).
2	2019 includes $24m charge relating to legal and other items (2018: $9m, 2017: $nil).
3	2019 includes $61m of amortisation of software and other intangible assets (2018: $63m, 2017: $62m).
4

2019 includes $143m of amortisation and impairment of acquisition intangibles and $127m of restructuring and rationalisation expenses (2018: $113m of amortisation and impairment of acquisition intangibles and $120m of restructuring and rationalisation expenses, 2017: $140m of amortisation and impairment of acquisition intangibles).

5	2019 includes $16m charge relating to legal and other items (2018: $21m charge, 2017: $16m credit).
6	2019 includes $32m charge of acquisition and disposal related items (2018: $7m credit, 2017: $10m credit).

Note that items detailed in 1,2,4,5 and 6 are excluded from the calculation of trading profit, the segments’ profit measure.

3 Operating profit continued

Operating profit is stated after charging/(crediting) the following items:

	2019	2018	2017
	$ million	$ million	$ million
Other operating income	(147)	(107)	(66)
Amortisation of intangible assets	204	176	192
Impairment of intangible assets	2	3	10
Impairment of property, plant and equipment	4	5	–
Fair value remeasurement of trade investments	12	9	–
Depreciation of property, plant and equipment[1]	292	251	243
Loss on disposal of property, plant and equipment and intangible assets	16	19	13
Operating lease payments for land and buildings	–	32	36
Operating lease payments for other assets	–	25	21
Advertising costs	85	88	102

1 The 2019 depreciation charge includes $50m related to right-of-use assets.

In 2019 other operating income comprises insurance recoveries for ongoing metal-on-metal hip claims (2018: insurance recovery relating to product liability claims involving macrotextured components voluntarily withdrawn from the market in 2003 and a gain relating to patent litigation, 2017: gain relating to patent litigation). In 2019, $147m (2018: $84m, 2017: $54m) of other operating income was included with legal and other items, as explained in Note 2.6, and does not form part of Group trading profit.

3.1 Staff costs and employee numbers

Staff costs during the year amounted to:

		2019	2018	2017
	Notes	$ million	$ million	$ million
Wages and salaries		1,435	1,330	1,231
Social security costs		193	176	178
Pension costs (including retirement healthcare)	18	76	65	64
Share-based payments	23	32	35	31
		1,736	1,606	1,504

During the year ended 31 December 2019, the average number of employees was 18,030 (2018: 16,681, 2017: 16,333).

3.2 Audit Fees – information about the nature and cost of services provided by the auditor

	2019	2018	2017
	$ million	$ million	$ million
Audit services:
Group accounts	3.8	2.6	2.4
Local statutory audit pursuant to legislation	2.7	3.4	2.0
Other services:
Audit related services	0.3	–	0.1
Taxation services	–	–	–
Total auditor’s remuneration	6.8	6.0	4.5
Arising:
In the UK	3.0	2.4	2.5
Outside the UK	3.8	3.6	2.0
	6.8	6.0	4.5